Note 7 - Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill	$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	36,000	76,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 360,000	320,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 40,000	$ 40,000	$ 40,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 36,000